Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies [Abstract]
Commitments and contingencies
24.	Commitments and contingencies

Obligations under leases

On January 1, 2019, the Group recognized right-of-use assets for non-cancellable operating lease arrangements, except for short-term leases excluded from the IFRS 16 transition due to the election of the practical expedient. Refer to Note 12.

The future minimum lease payments under non-cancellable operating leases, prior to the adoption of IFRS 16, as at December 31, were as follows:

	2018	2017

Not later than one year	62	47
Later than one year but not more than 5 years	288	244
More than 5 years	483	478
	833	769

Total lease expenses were €79 million and €52 million for the years ended December 31, 2018 and 2017, respectively.

Commitments

The Group is subject to the following minimum guarantees relating to the content on its service, the majority of which relate to minimum royalty payments associated with its license agreements for the use of licensed content, as at December 31:

	2019	2018	2017
	(in € millions)
Not later than one year	657	548	1,060
Later than one year but not more than 5 years	383	152	635
	1,040	700	1,695

In addition to the minimum guarantees listed above, the Group is subject to various non-cancelable purchase obligations and service agreements with minimum spend commitments of €200 million over the next 2 years, the majority of which relate to a service agreement with Google for the use of Google Cloud Platform.

Contingencies

Various legal actions, proceedings, and claims are pending or may be instituted or asserted against the Group. These may include but are not limited to matters arising out of alleged infringement of intellectual property; alleged violations of consumer regulations; employment-related matters; and disputes arising out of supplier and other contractual relationships. As a general matter, the music and other content made available on the Group’s service are licensed to the Group by various third parties. Many of these licenses allow rights holders to audit the Group’s royalty payments, and any such audit could result in disputes over whether the Group has paid the proper royalties. If such a dispute were to occur, the Group could be required to pay additional royalties, and the amounts involved could be material. The Group expenses legal fees as incurred. The Group records a provision for contingent losses when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. An unfavorable outcome to any legal matter, if material, could have an adverse effect on the Group’s operations or its financial position, liquidity, or results of operations.

On February 25, 2019, Warner/Chappell Music Limited (“WCM”) filed a lawsuit against the Group in the High Court of Bombay, India, alleging that the Group sought to exploit WCM’s copyrights in musical compositions in India without obtaining a license. On January 13, 2020, WCM and the Group resolved the dispute, and on January 14, 2020, the High Court of Bombay, India, disposed of the lawsuit. On April 22, 2019, Saregama India Limited filed a lawsuit against the Group in the High Court of Delhi, India, alleging copyright infringement, and has sought injunctive relief. Any unfavorable outcome could harm the Group’s business in India. The Group intends to vigorously defend this action.

As of April 2019, the Group’s settlement of the Ferrick et al. v. Spotify USA Inc., No. 1:16-cv-8412-AJN (S.D.N.Y.), putative class action lawsuit, which alleged that the Group unlawfully reproduced and distributed musical compositions without obtaining licenses, was final and effective. Even with the effectiveness of the settlement, the Group may still be subject to claims of copyright infringement by rights holders who have purported to opt out of the settlement or who may not otherwise be covered by its terms. The Music Modernization Act of 2018 contains a limitation of liability with respect to such lawsuits filed on or after January 1, 2018. Rights holders may nevertheless file lawsuits, and may argue that they should not be bound by this limitation of liability. For example, in August 2019, the Eight Mile Style, LLC et al v. Spotify USA Inc., No. 3:19-cv-00736-AAT, lawsuit was filed against the Group in the U.S. District Court for the Middle District of Tennessee, alleging both that the Group does not qualify for the limitation of liability in the Music Modernization Act and that the limitation of liability is unconstitutional and thus not valid law. The Group intends to vigorously defend this lawsuit, including plaintiffs’ challenges to the limitation of liability in the Music Modernization Act.